Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI USA Index
Prospectus [Line Items]
Average Annual Return, Percent	17.31%	13.38%	14.22%
MSCI USA Value Index
Prospectus [Line Items]
Average Annual Return, Percent	12.97%	10.31%	9.53%
Disciplined Value Series Class S
Prospectus [Line Items]
Average Annual Return, Percent	15.71%	9.66%	10.54%
Disciplined Value Series Class I
Prospectus [Line Items]
Average Annual Return, Percent	15.88%	9.86%	10.77%
Disciplined Value Series Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.27%	7.63%	8.42%
Disciplined Value Series Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.01%	7.48%	8.23%
Disciplined Value Series Class W
Prospectus [Line Items]
Average Annual Return, Percent	16.39%	10.35%	11.10%
Disciplined Value Series Class Z
Prospectus [Line Items]
Average Annual Return, Percent	16.11%	10.01%	10.87%